Financial Instruments - Summary of Exposure of Borrowings To Fluctuation In Interest Rate Risk (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Interest rate risk [member] | Floating interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Impact on net profit or (loss) when interest rate increases by 1% on the financial instruments issued as of the reporting date to which the variable interest rate applies	¥ (376)	¥ (414)